Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025

Investments		Geographic Region	Shares	Cost	Fair Value		% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f) - 81.2%
Apollo Hybrid Value Fund, L.P. (a)(e)		Americas		$ 9,398,972	$ 12,318,860		8.6%		$ 2,919,888
Apollo Investment Fund VI L.P. (a)(k)(g)		Americas		47,122	84,956		0.1		37,834
Apollo Investment Fund X L.P. (a)(e)		Americas		3,587,421	4,595,036		3.2		1,007,615
Bain Capital Fund X, L.P. (a)(k)		Americas		4,371,268	4,961,127		3.5		589,859
Bain Capital Special Situations Asia, L.P. (a)(e)(g)		Asia		3,030,349	3,522,080		2.5		491,731
Blackstone Capital Partners IX LP (a)(e)		Americas		622,568	844,870		0.6		222,302
Blackstone Partners V LP (a)(k)		Americas		46,241	23,054		0.0	(h)	(23,187)
Blackstone Partners VIII LP (a)(e)		Americas		2,567,704	3,159,599		2.1		591,895
Bridge Debt Strategies Fund II LP (a)(e)(g)		Americas		754,328	479,872		0.3		(274,456)
Carlyle Direct Alternative Opportunities Fund II (a)(e)		Americas		3,741,591	3,804,463		2.7		62,872
Carlyle Partners VIII, L.P. (a)(e)		Americas		7,362,973	7,616,581		5.3		253,608
Ellington Private Opportunities Partners II LP (a)(c)(e)(g)		Americas		10	1,181,067		0.8		1,181,057
Ellington Private Opportunities Partners III LP (a)(e)(g)		Americas		2,169,000	3,251,561		2.3		1,082,561
Guggenheim Private Debt Fund 2.0, LLC (a)(e)(g)		Americas		562,410	63,673		0.0	(h)	(498,737)
Hellman & Friedman Capital Partners X LP (a)(e)		North America & Europe		496,980	502,514		0.3		5,534
Hellman & Friedman Capital Partners XI LP (a)(e)		North America & Europe		-	(25,656)	(j)	(0.0)	(i)	(25,656)
KKR Americas Fund XII L.P. (a)(e)(g)		Americas		1,558,153	2,444,321		1.7		886,168
KKR Asian Fund III L.P. (a)(e)(g)		Asia		2,680,330	2,942,556		2.1		262,226
KKR European Fund V (a)(e)(g)		Europe		2,729,812	2,938,059		2.1		208,247
KKR Indigo Equity Partners (a)(e)(g)		Americas		1,964,255	2,507,574		1.8		543,319
KKR North America Fund XI L.P. (a)(e)(g)		Americas		5,463,901	3,412,693		2.4		(2,051,208)
KKR North America Fund XIII L.P. (a)(e)(g)		Americas		3,915,022	4,926,149		3.4		1,011,127
Silver Lake Alpine II, L.P. (a)(e)		Americas		3,540,307	5,215,754		3.6		1,675,447
Silver Lake Partners VII, L.P. (a)(e)		Americas		3,435,944	4,837,234		3.4		1,401,290
TPG Healthcare Partners, L.P. (a)(e)		Americas		4,625,575	6,041,566		4.2		1,415,991
TPG Partners VIII, L.P. (a)(e)		Americas		6,118,771	9,187,959		6.4		3,069,188
TPG Partners IX L.P. (a)(e)		Americas		7,999,562	9,574,406		6.7		1,574,844
Warburg Pincus Global Growth, L.P. (a)(e)(g)		Global		6,036,231	11,008,274		7.7		4,972,043
Warburg Pincus Global Growth 14, L.P. (a)(e)(g)		Global		3,252,407	4,916,005		3.4		1,663,598
TOTAL PRIVATE FUNDS				$ 92,079,207	$ 116,336,207		81.2%		$ 24,257,000

EXCHANGE-TRADED FUNDS - 2.6%
FIXED INCOME - 2.6%
Janus Henderson AAA CLO ETF		Americas	74,285	3,780,984	3,757,335		2.6		(23,649)
TOTAL EXCHANGE-TRADED FUNDS				$ 3,780,984	$ 3,757,335		2.6%		$ (23,649)

MUTUAL FUNDS - 11.7%
OPEN END FUNDS - 11.7%
Credit Suisse Floating Rate High Income Fund - Institutional Class		Americas	1,574	9,710	9,647		0.0%	(h)	(63)
DoubleLine Core Fixed Income Fund - Class I		Americas	346,585	3,244,036	3,240,570		2.3		(3,466)
Guggenheim- Total Return Bond Fund - Institutional Class		Americas	156,780	3,731,319	3,781,534		2.6		50,215
PIMCO Income Fund – Institutional Class		Americas	398,367	4,378,049	4,378,049		3.1		-
Princeton Premium Fund - Class I (b)		Americas	444,212	5,358,255	5,326,107		3.7		(32,148)
TOTAL MUTUAL FUNDS				$ 16,721,369	$ 16,735,907		11.7%		$ 14,538

SHORT TERM INVESTMENT - 4.6%
MONEY MARKET FUND - 4.6%
First American Government Obligations Fund - Class X 3.61% (a)(d)(e)			6,530,929	6,530,929	6,530,929		4.6%
TOTAL SHORT TERM INVESTMENT				$ 6,530,929	$ 6,530,929		4.6%

TOTAL INVESTMENTS - 100.1% (Cost - $119,112,489)					$ 143,360,378
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(21,768)
NET ASSETS - 100.0%					$ 143,338,610

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
(a)	All or a portion of these securities are restricted to resale.
(b)	Affiliated fund.
(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(d)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.
(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of December 31, 2025. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships
(g)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(h)	Percentage rounds to less than 0.1%.
(i)	Percentage rounds to less than (0.1)%.
(j)	Negative balances represent accrued fund expenses and will be offset with future capital calls.
(k)	All or a portion the investment is a holding of MYPE Investments Partners, L.P., a wholly-owned subsidiary of the Fund. See Note 2.